LOOMIS SAYLES FUNDS I

December 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I

(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, dated November 30, 2016, for the Loomis Sayles Core Disciplined Alpha Bond Fund, a series of Loomis Sayles Funds I, do not differ from those contained in Post-Effective Amendment No. 58 that was filed electronically on November 29, 2016.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary